Document and Entity Information	Sep. 30, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	ESS TECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	26440 SW Parkway Ave.
Entity Address, Address Line Two	Bldg. 83
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	855
Local Phone Number	423-9920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001819438
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of ESS Tech, Inc., a Delaware corporation (the “Company”), filed on October 15, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is being filed in order to include (a) the unaudited condensed financial statements of ESS Tech Subsidiary, Inc., f/k/a ESS Tech, Inc., a Delaware corporation (“Legacy ESS”), as of September 30, 2021 and for the three and nine months ended September 30, 2021 and 2020, (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy ESS for the three and nine months ended September 30, 2021 and 2020, and (c) the unaudited pro forma condensed combined financial information as of and for the nine months ended September 30, 2021 and for the year ended December 31, 2020. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy ESS, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Form 8-K/A.
Common Stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GWH
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	GWH.W
Security Exchange Name	NYSE